CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Construction Contracts [Abstract]
Contract costs incurred to date	$ 13,181	$ 12,361
Profit recognized to date	573	524
Contract costs incurred and profit recognized (less recognized losses)	13,754	12,885
Less: progress billings	(14,110)	(13,159)
Contract work in progress (liability)	(356)	(274)
Comprising:
Amounts due from customers – work in progress	102	118
Amounts due to customers – creditors	(458)	(392)
Contract work in progress (liability)	$ (356)	$ (274)